Nature of operations and summary of significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Components of accounts receivable

Accounts receivable consisted of the following at March 31, 2017, and December 31, 2016:

	Successor	Predecessor
	March 31,	December 31,
	2017	2016
Joint interests	$13,304	$13,818
Accrued commodity sales	32,460	31,304
Derivative settlements	3,231	—
Other	2,016	1,657
Allowance for doubtful accounts	(593)	(553)

	$50,418	$46,226

Accounts receivable consisted of the following at December 31:

	2016	2015
Joint interests	$13,818	$14,149
Accrued commodity sales	31,304	21,645
Derivative settlements	—	40,380
Other	1,657	3,329
Allowance for doubtful accounts	(553)	(503)

	$46,226	$79,000

Components of inventory

Inventories consisted of the following at March 31, 2017, and December 31, 2016:

	Successor	Predecessor
	March 31,	December 31,
	2017	2016
Equipment inventory	$5,326	$8,165
Commodities	1,521	1,418
Inventory valuation allowance	—	(2,232)

	$6,847	$7,351

Inventories consisted of the following at December 31:

	2016	2015
Equipment inventory	$8,165	$11,470
Commodities	1,418	1,698
Inventory valuation allowance	(2,232)	(839)

	$7,351	$12,329

Components of cost reduction initiatives expense

The expense consists of costs for one-time severance and termination benefits in connection with our reductions in force and third party legal and professional services we have engaged to assist in our cost savings initiatives as follows:

	Successor	Predecessor
	Period from March 22, 2017 through March 31, 2017	Period from January 1, 2017 through March 21, 2017	Three months ended March 31, 2016
One-time severance and termination benefits	$1	$608	$3,036
Professional fees	5	21	89

Total cost reduction initiatives expense	$6	$629	$3,125

The expense consists of costs for one-time severance and termination benefits in connection with our reductions in force and third party legal and professional services we have engaged to assist in our cost savings initiatives as follows:

	Year ended December 31,
	2016	2015	2014
One-time severance and termination benefits	$2,772	$7,757	$—
Professional fees	107	2,271	—

Total cost reduction initiatives expense	$2,879	$10,028	$—

Adjustments to inventory

These adjustments are reflected in “Loss on impairment of other assets” in our consolidated statements of operations.

	Year ended December 31,
	2016	2015	2014
Inventory - lower of cost or market adjustment	$1,393	$10,192	$—

Schedule Of Estimated Useful Lives for Property and Equipment

Estimated useful lives of our assets are as follows:

Furniture and fixtures	10 years
Automobiles and trucks	5 years
Machinery and equipment	10 — 20 years
Office and computer equipment	5 — 10 years
Building and improvements	10 — 40 years